MEZZANINE EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Temporary Equity Disclosure [Abstract]
MEZZANINE EQUITY

6.MEZZANINE EQUITY

Series A Convertible Preferred Stock and Series B Convertible Preferred Stock

On November 3, 2025 (“Initial Issue Date”), the Company issued 35,000 shares of $0.0001 par value Series A Convertible Preferred Stock and 30,000 shares of $0.0001 par value Series B Convertible Preferred Stock to Hawthorn at a price of $1,000 per share for aggregate cash consideration of $65.0 million.

The Company classifies the Katapult Convertible Preferred Stock as mezzanine equity because it is not mandatorily redeemable but is redeemable upon the occurrence of events that are not solely within the Company’s control. The Company has concluded that the events upon which the Katapult Convertible Preferred Stock becomes redeemable are not considered probable to occur and, accordingly, no remeasurement or accretion to redemption value has been recognized for the periods presented.

Additionally, as discussed in Note 1, the Company executed the Hawthorn Side Letter with Hawthorn related to the pending Mergers with CCFI and Aaron’s. In accordance with the Hawthorn Side Letter, all outstanding shares of Katapult Convertible Preferred Stock immediately prior to the Mergers will be automatically redeemed at a price equal to the liquidation preference plus accrued and unpaid dividends, payable through the issuance of a new debt instrument.

In accordance with ASC 815, Derivatives and Hedging, the contingent redemption feature and the conversion feature of the Katapult Convertible Preferred Stock represent a compound embedded derivative (the “Convertible Preferred Derivative”) that is bifurcated from the host instrument and accounted for separately as a derivative liability.

The Convertible Preferred Derivative is initially measured at fair value and subsequently remeasured at each reporting date, with changes in fair value recognized in earnings within “Change in fair value of derivative liability and warrants” in the condensed consolidated statements of operations.

As of March 31, 2026, the Convertible Preferred Derivative was remeasured to a fair value of $9.3 million. During the three months ended March 31, 2026, the Company recognized a gain of $4.3 million related to the change in fair value of the Convertible Preferred Derivative, reflecting its remeasurement from the December 31, 2025 balance. As of December 31, 2025, the Convertible Preferred Derivative had a fair value of $13.6 million. See Note 11 for additional information regarding fair value measurements.

As of March 31, 2026 and December 31, 2025, there were 35,000 shares of Series A Convertible Preferred Stock and 30,000 shares of Series B Convertible Preferred Stock issued and outstanding.

Liquidation and Dividend Rights

Each share of Katapult Convertible Preferred Stock has a stated liquidation preference of $1,000 per share, plus accrued and unpaid dividends. The Katapult Convertible Preferred Stock ranks senior to the Company’s common stock with respect to dividends and distributions upon liquidation, with the Series B Convertible Preferred Stock ranking senior to the Series A Convertible Preferred Stock.

As of March 31, 2026, the Series A Convertible Preferred Stock and the Series B Convertible Preferred Stock had liquidation preference totals of $37.7 million and $32.3 million, respectively. As of December 31, 2025, the Series A Convertible Preferred Stock and the Series B Convertible Preferred Stock had liquidation preference totals of $36.0 million and $30.9 million, respectively.

The Katapult Convertible Preferred Stock accrues cumulative dividends at an annual rate of 18% from the Initial Issue Date until the occurrence of certain specified events, and 12% thereafter. Dividends may be paid in cash or added to the liquidation preference.

As of March 31, 2026, the Series A Convertible Preferred Stock and Series B Convertible Preferred Stock had accumulated undeclared dividends of $2.7 million and $2.3 million, respectively. As of December 31, 2025, the Series A Convertible Preferred Stock and Series B Convertible Preferred Stock had accumulated undeclared dividends of $1.0 million and $0.9 million, respectively.

7.	MEZZANINE EQUITY

Series A Convertible Preferred Stock and Series B Convertible Preferred Stock

On November 3, 2025 (“Initial Issue Date”), the Company issued 35,000 shares of $0.0001 par value Series A Convertible Preferred Stock (“Series A Convertible Preferred Stock”) and 30,000 shares of $0.0001 par value Series B Convertible Preferred Stock (“Series B Convertible Preferred Stock,” and together with the Series A Preferred Stock, the “Katapult Convertible Preferred Stock”) to Hawthorn at a price of $1,000 per share for cash consideration of $65.0 million in the aggregate. Issuance costs of $0.6 million and $0.5 million were incurred in connection with the Series A Convertible Preferred Stock and Series B Convertible Preferred Stock, respectively. Additionally, the warrants previously issued to Blue Owl (as described in Note 6) were reissued to Hawthorn as part of the transaction, allowing Hawthorn to purchase up to an aggregate of 646,264 shares of the Company’s common stock at an exercise price per share of $0.01.

The Company classifies the Katapult Convertible Preferred Stock as mezzanine equity as the Katapult Convertible Preferred Stock is not mandatorily redeemable but is redeemable upon the occurrence of events not within the Company’s control as described below. There was no remeasurement of the Katapult Convertible Preferred Stock at December 31, 2025 as the Company concluded the events upon which the Katapult Convertible Preferred Stock become redeemable are not considered probable to occur.

Additionally, as discussed in Note 1, the Company executed the Hawthorn Side Letter with Hawthorn related to the pending Mergers with CCFI and Aaron’s. In accordance with the Hawthorn Side Letter, all outstanding shares of Katapult Convertible Preferred Stock immediately prior to the Mergers will be automatically redeemed in accordance with the provisions described in Redemption Rights below, payable by the issuance of a new debt instrument by the Company.

After giving effect to $1.1 million of issuance costs, the Company received net proceeds of $63.9 million on the Initial Issuance Date. The net proceeds were allocated among (i) the Series A Convertible Preferred Stock, (ii) the Series B Convertible Preferred Stock, and (iii) the warrants issued to Hawthorne at the instruments relative fair value on Initial Issue Date. From the value allocated to the Series A and Series Convertible Preferred Stock, the company bifurcated the compound embedded derivative at its estimated fair value on Initial Issue Date. Of the total net proceeds, $11.3 million was allocated to the Series A Preferred Stock, $16.6 million was allocated to the Series B Preferred Stock, $31.0 million was allocated to the compound derivative liability (the “Convertible Preferred Derivative”), and $5.0 million was allocated to the warrants.

The warrants issued to Hawthorn were evaluated under ASC 815-40 and determined to qualify for equity classification as they are indexed to the Company’s own stock and do not contain cash settlement provisions. Accordingly, the warrants were recorded at their allocated fair value within additional paid-in capital

In accordance with ASC 815, Derivatives and Hedging, the contingent redemption feature and the conversion feature of the Katapult Convertible Preferred Stock represent a compound embedded derivative (the “Convertible Preferred Derivative”) that was bifurcated from the host preferred stock and accounted for separately as a derivative liability. The Convertible Preferred Derivative was initially measured at its issuance-date fair value and is presented separately on the consolidated balance sheet.

The derivative liability is subsequently remeasured at fair value at each reporting date, with changes in fair value recognized in earnings within “Change in fair value of derivative liability and warrants” in the consolidated statements of operations and comprehensive income (loss). As of December 31, 2025, the Convertible Preferred Derivative was remeasured at a fair value of $13.6 million and the Company recognized a gain of $17.4 million due to change in fair value. See Note 12 for fair value measurement related to the derivative liability.

As of December 31, 2025, there were 35,000 shares of Series A Convertible Preferred Stock and 30,000 shares of Series B Convertible Preferred Stock issued and outstanding.

Liquidation Rights

Each share of Katapult Convertible Preferred Stock has a stated liquidation preference of $1,000 per share, plus accumulated and unpaid dividends, to the extent not included in liquidation preference. The Katapult Convertible Preferred Stock ranks senior to the Company’s common stock with respect to dividends and distributions upon liquidation, winding up, or dissolution, with the Series B Convertible Preferred Stock ranking senior to the Series A Convertible Preferred Stock. As of December 31, 2025, the Series A Preferred Stock and the Series B Preferred Stock had liquidation preference totals of $36.0 million and $30.9 million, respectively.

Voting Rights

Holders of the Series A Convertible Preferred Stock are generally entitled to vote with holders of common stock on an as-converted basis on all matters submitted to stockholders, subject to applicable conversion and ownership limitations. Holders of the Series B Convertible Preferred Stock have no general voting rights except as required by law. However, certain actions including amendments, modifications or repeals to the certificate of incorporation that adversely affect the series, creation or issuance of senior or parity securities, changes to authorized shares of the series, and certain business combinations require the separate approval of a majority of the outstanding Series A Convertible Preferred Stock and Series B Convertible Preferred Stock, voting as separate classes.

Dividend Rights

The Katapult Convertible Preferred Stock accrues cumulative dividends at an annual rate of 18% from the Initial Issue Date until the later of (i) the date of stockholder approval contemplated by Nasdaq listing rules with respect to conversion issuances in excess of applicable limitations (“Preferred Stock Investment Stockholder Approval” and (ii) the Company’s 2026 Annual Meeting of Stockholders, and 12% thereafter. The dividend rate will increase by 1% if the Preferred Stock Investment Stockholder Approval is not obtained by the date of the Company’s first annual or special meeting of stockholders following the Initial Issue Date during the period from such deadline until the Preferred Stock Investment Stockholder Approval is obtained, if at all. Dividends may be paid in cash at the Company’s election; if not paid in cash, such dividends are added to the liquidation preference.

Holders of the Katapult Convertible Preferred Stock are also entitled to participate in and receive any dividends declared or paid on the Katapult common stock on an as-converted basis, and no dividends may be paid to holders of Katapult common stock unless full participating dividends are concurrently paid to holders of the Katapult Convertible Preferred Stock. The Company recognizes dividends as a liability when declared. As of December 31, 2025, the Series A Convertible Preferred Stock and Series B Convertible Preferred Stock had accumulated undeclared dividends of $1.0 million and $0.9 million, respectively.

Conversion Rights

The Katapult Convertible Preferred Stock is convertible into shares of the Company’s common stock, in whole or in part, at the option of the holder. The initial conversion price is $12.32 per share of common stock for the Series A Convertible Preferred Stock and $11.39 per share of common stock for the Series B Convertible Preferred Stock. The Series A Convertible Preferred Stock conversion rate is the greater of (a) 81.16883 shares of common stock per $1,000 of liquidation preference and (b) a rate based on a

30-trading- day average price formula described in the certificate of designations. The Series B Convertible Preferred Stock conversion rate is 87.7963 shares of common stock per $1,000 of liquidation preference.

Based on the applicable conversion rates and liquidation preferences as of December 31, 2025, 5.6 million shares of common stock would be issuable upon conversion. The number of shares issuable upon conversion is also affected by customary anti-dilution adjustments and by increases in liquidation preference from dividends not paid in cash.

Conversion is subject to ownership and issuance limitations prior to obtaining the Preferred Stock Investment Stockholder Approval, including a cap designed to prevent issuance of shares in excess of Nasdaq’s 19.99% limitation absent stockholder approval.

The Company may, at its option, after the second anniversary of the Initial Issue Date require conversion of all, but not less than all, outstanding shares of each series if, for at least 20 trading days during the 30 consecutive trading days immediately preceding the date the Company notifies holders of its election, the closing sale price of the Company’s common stock is at least 115% of the applicable conversion price and other conditions are satisfied.

Upon conversion, the consideration consists solely of shares of the Company’s common stock based on the applicable conversion rate and the liquidation preference, including any amounts added for dividends not paid in cash, subject to the foregoing limitations.

Redemption Rights

The Company may voluntarily redeem all, but not less than all, of the Katapult Convertible Preferred Stock on or after November 3, 2027 at a cash purchase price equal to the liquidation preference plus accumulated and unpaid dividends, to the extent not included in liquidation preference.

Upon a Change of Control, as defined below, each holder may require the Company to repurchase all or a portion of its Katapult Convertible Preferred Stock at 100% of liquidation preference, plus accumulated and unpaid dividends if the Change of Control occurs prior to the first anniversary of the Initial Issue Date, or 150% of liquidation preference if the Change of Control occurs on or after the first anniversary of the Initial Issue Date, subject to specified settlement conditions.

Change of Control is defined as either (a) a person of group other than Hawthorn or its affiliates becomes a direct or indirect beneficial owner of the Company’s common equity representing more than 50% of the voting power of the Company’s common equity, or (b) the consummation of (i) any sale, lease or other transfer, in one transaction or a series of transactions, of all or substantially all of the assets of the Company and its subsidiaries; or (ii) any transaction or series of related transactions in connection with which (whether by means of merger, consolidation, share exchange, combination, reclassification, recapitalization, acquisition, liquidation or otherwise) the beneficial owners prior to the transactions do not retain more than 50% of all classes of equity in the surviving company.

The Company may elect to pay the repurchase price in cash, shares or common stock (or other securities) or any combination thereof, except that the Company may not elect to deliver shares of common stock (or other securities) if certain liquidity conditions or ownership limitations with regard to such shares would not be satisfied.

As noted above, the Company executed the Hawthorn Side Letter in December 2025 in connection with the Merger Agreement. The Hawthorn Side Letter states that immediately prior to the pending Mergers, all issued and outstanding shares of the Katapult Convertible Preferred Stock will be redeemed by Katapult at a price per share equal to the liquidation preference plus any accrued and unpaid dividends as of the day immediately prior to the consummation of the Mergers. The purchase price will be payable by the issuance of a promissory note, with a five year term beginning on the Initial Issue Date, accruing interest at 15% annually.